Other assets (Tables)	12 Months Ended
Jun. 30, 2024
Other Assets
Schedule of other current assets
	Consolidated Group
	2024 A$	2023 A$
Current
Prepayments	264,413	161,718
Deposits	29,942	69,942
Advances	-	125,122
	294,355	356,782